Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Reconciliation of Derivative Liability for Level 3 Inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cumulative effect adjustment for change in derivative accounting		$ 453,086
Level 3 [Member]
Balance at beginning of year	$ 2,135,939	7,888,684
Initial valuation of derivative liabilities included in debt discount	1,702,474	1,332,512
Initial valuation of derivative liabilities included in derivative expense	14,892,068	1,073,889
Gain on extinguishment of debt related to April 9, 2019 modifications		(61,841,708)
Gain on extinguishment of debt related to repayment/conversion of debt	(45,731,614)	(246,110)
Reclassification of warrants from equity to derivative liabilities	11,381,885
Cumulative effect adjustment for change in derivative accounting		(838,471)
Change in fair value included in derivative expense	19,800,435	54,767,143
Balance at end of year	$ 4,181,187	$ 2,135,939